Acquisitions - EMEA (Details) - TSYS Managed Services EMEA Limited (EMEA)	12 Months Ended
Dec. 31, 2017 USD ($)
Acquisitions
Total revenues	$ 5,077,632
Net income attributable to TSYS common shareholders	$ 549,771